CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 177,223	$ 94,105
Short-term deposits	28,027	125,231
Short-term marketable securities	60,290	42,187
Trade receivables, net	40,494	45,024
Short-term deferred contract acquisition costs	26,793	26,287
Prepaid expenses and other assets	8,739	6,243
Total current assets	341,566	339,077
NON-CURRENT ASSETS:
Long-term deferred contract acquisition costs	30,267	40,110
Other assets	317	584
Long-term marketable securities	56,282	43,334
Property and equipment, net	12,059	13,268
Operating lease right-of-use assets	12,005	7,003
Goodwill and intangible assets, net	1,561	1,830
Total non-current assets	112,491	106,129
TOTAL ASSETS	454,057	445,206
CURRENT LIABILITIES:
Trade payables	3,508	5,957
Employees and payroll accruals	25,041	30,720
Accrued expenses and other liabilities	18,127	17,685
Short-term operating lease liabilities	4,604	5,009
Deferred revenues	110,701	108,097
Total current liabilities	161,981	167,468
NON-CURRENT LIABILITIES:
Deferred revenues	894	1,613
Deferred tax liabilities, net	5,559	7,330
Other liabilities	6,825	2,708
Long-term operating lease liabilities	8,222	3,833
Total non-current liabilities	21,500	15,484
TOTAL LIABILITIES	183,481	182,952
REDEEMABLE NON-CONTROLLING INTEREST	10,429	8,080
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value -Authorized: 900,000,000 shares at December 31, 2023 and 2022; Issued and outstanding: 90,864,662 and 86,780,082 shares at December 31, 2023 and 2022, respectively	0	0
Additional paid-in capital	748,801	688,636
Accumulated other comprehensive income (loss)	478	(1,817)
Accumulated deficit	(489,132)	(432,645)
Total shareholders’ equity	260,147	254,174
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS’ EQUITY	$ 454,057	$ 445,206